Note 33 - Nationalization of Venezuelan Subsidiaries	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of Nationalization of Subsidiaries [text block]
33	Nationalization of Venezuelan Subsidiaries

In
May 2009,
within the framework of Decree Law
6058,
Venezuela’s President announced the nationalization of, among other companies, the Company's majority-owned subsidiaries TAVSA - Tubos de Acero de Venezuela S.A. (“Tavsa”) and, Matesi Materiales Siderúrgicos S.A (“Matesi”), and Complejo Siderúrgico de Guayana, C.A (“Comsigua”), in which the Company has a non-controlling interest (collectively, the “Venezuelan Companies”). Tenaris and its wholly-owned subsidiary, Talta - Trading e Marketing Sociedad Unipessoal Lda (“Talta”), initiated arbitration proceedings against Venezuela before the ICSID in Washington D.C. in connection with these nationalizations.

Matesi

On
January 29, 2016,
the tribunal released its award on the arbitration proceeding concerning the nationalization of Matesi. The award upheld Tenaris’s and Talta’s claim that Venezuela had expropriated their investments in Matesi in violation of Venezuelan law as well as the bilateral investment treaties entered into by Venezuela with the Belgium-Luxembourg Economic Union and Portugal. The award granted compensation in the amount of
$87.3
million for the breaches and ordered Venezuela to pay an additional amount of
$85.5
million in pre-award interest, aggregating to a total award of
$172.8
million, payable in full and net of any applicable Venezuelan tax, duty or charge. The tribunal granted Venezuela a grace period of six
months from the date of the award to make payment in full of the amount due without incurring post-award interest, and resolved that if no,
or
no
full, payment is made by then, post-award interest will apply at the rate of
9%
per annum compounded at
six
-monthly rests from the date of the award until payment in full. As of
December 31, 2019,
post-award interest amounted to approximately
$71
million.

On
March 14, 2016,
Venezuela requested the rectification of the award pursuant to article
49
(
2
) of the ICSID Convention and ICSID Arbitration Rule
49.
The tribunal denied Venezuela’s request on
June 24, 2016,
ordering Venezuela to reimburse Tenaris and Talta for their costs incurred in connection with the rectification proceedings. On
September 21, 2016,
Venezuela submitted a request for annulment of the award as well as the stay of enforcement of the award in accordance with the ICSID Convention and Arbitration Rules. On
March 24, 2017,
an ad hoc committee constituted to decide on Venezuela´s requests rendered its decision to lift the stay of enforcement of the award. On
August 8, 2018,
the ad hoc committee rejected Venezuela’s application to annul the award.

On
June 8, 2018,
Tenaris and Talta filed an action in federal court in the District of Columbia to recognize and enforce the award. Tenaris and Talta have effected service on Venezuela in accordance with US law, and Venezuela has failed to file an answer in the proceeding. Tenaris and Talta have moved for default judgment. Venezuela did not
oppose the entry of default judgment. Accordingly, it is expected that the award will be converted into a judgment. The judgment, however, may
not
be enforced in the U.S. to the extent prohibited by the Venezuelan sanctions regulations issued by the U.S. Treasury Department’s Office of Foreign Assets Control.

Tavsa and Comsigua

On
December 12, 2016,
the tribunal issued its award upholding Tenaris’s and Talta’s claim that Venezuela had expropriated their investments in Tavsa and Comsigua in violation of the bilateral investment treaties entered into by Venezuela with the Belgium-Luxembourg Economic Union and Portugal. The award granted compensation in the amount of
$137
million and ordered Venezuela to reimburse Tenaris and Talta
$3.3
million in legal fees and ICSID administrative costs. In addition, Venezuela was ordered to pay interest from
April 30, 2008
until the day of effective payment at a rate equivalent to LIBOR +
4%
per annum, which as of
December 31, 2019
amounted to approximately
$118
million.

On
April 11, 2017,
Venezuela submitted a request for annulment of the award as well as the stay of enforcement of the award in accordance with the ICSID Convention and Arbitration Rules. On
February 23, 2018,
an ad hoc committee constituted to decide on Venezuela’s requests rendered its decision to lift the stay of enforcement of the award. On
December 28, 2018,
the ad hoc committee rejected Venezuela’s application to annul the award.

On
June 8, 2018,
Tenaris and Talta filed an action in federal court in the District of Columbia to recognize and enforce the award. Tenaris and Talta have effected service on Venezuela in accordance with US law, and Venezuela has failed to file an answer in the proceeding. Tenaris and Talta have moved for default judgment. Venezuela did not
oppose the entry of default judgment. Accordingly, it is expected that the award will be converted into a judgment. The judgment, however, may
not
be enforced in the U.S. to the extent prohibited by the Venezuelan sanctions regulations issued by the U.S. Treasury Department’s Office of Foreign Assets Control.

As of
December 31, 2019,
Tenaris or its subsidiaries have net receivables related to its interest in the Venezuelan Companies for a total amount of approximately
$49
million. See Note III.B.